Stock-Based Compensation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of components and classification of stock-based compensation expense
Stock-based compensation expense	$ 18,681	$ 9,236
Stock options [Member]
Summary of components and classification of stock-based compensation expense
Stock-based compensation expense	9,763	5,161
Restricted stock [Member]
Summary of components and classification of stock-based compensation expense
Stock-based compensation expense	8,918	4,075
Salaries and employee benefits [Member]
Summary of components and classification of stock-based compensation expense
Stock-based compensation expense	17,384	7,856
Other expense [Member]
Summary of components and classification of stock-based compensation expense
Stock-based compensation expense	$ 1,297	$ 1,380